NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS [Abstract]
Changes in carrying value of redeemable non-controlling interest

The changes in carrying value of the redeemable non-controlling interest were as follows (in thousands):

Balance — December 31, 2021	$9,700
Net income attributable to non-controlling interest holders	1,747
Accretion	(1,539)
Balance — December 31, 2022	$9,908
Net income attributable to non-controlling interest holders	1,686
Balance — December 31, 2023	$11,594
Net income attributable to non-controlling interest holders	2,234
Accretion	8,036
Balance — December 31, 2024	$21,864